Derivative Financial Instruments and Off-balance sheet Financial Instruments - Off-balance sheet financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitments to invest in limited partnership interests	$ 98,858	$ 127,515
Commitments to extend mortgage loans	0	13,000
Private placement commitments	$ 21	$ 15,000